2. Investment Securities (Tables)	12 Months Ended
Dec. 31, 2013
Investment Securities
Schedule Of Available For Sale Securities
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
Securities AFS	Cost	Gains	Losses	Value

December 31, 2013
U.S. Government sponsored enterprise (GSE) debt securities	$29,220,333	$114,102	$195,521	$29,138,914
U.S. Government securities	6,040,188	10,955	1,455	6,049,688
	$35,260,521	$125,057	$196,976	$35,188,602

December 31, 2012
U.S. GSE debt securities	$33,552,376	$247,029	$ 13,936	$33,785,469
U.S. Government securities	7,073,445	28,217	1,072	7,100,590
	$40,625,821	$275,246	$ 15,008	$40,886,059

Schedule Of Held to Maturity Securities
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
Securities HTM	Cost	Gains	Losses	Value*

December 31, 2013
States and political subdivisions	$37,936,911	$433,089	$ 0	$38,370,000

December 31, 2012
States and political subdivisions	$41,865,555	$425,445	$ 0	$42,291,000

Schedule of Maturities of Debt Securities Available for Sale
	Amortized	Fair
	Cost	Value

Due in one year or less	$ 4,508,181	$ 4,510,923
Due from one to five years	30,752,340	30,677,679
	$35,260,521	$35,188,602

Schedule Of Maturities of Debt Securities Held to Maturity
	Amortized	Fair
	Cost	Value*

Due in one year or less	$27,615,731	$27,616,000
Due from one to five years	3,939,950	4,048,000
Due from five to ten years	2,592,045	2,700,000
Due after ten years	3,789,185	4,006,000
	$37,936,911	$38,370,000

Schedule Of Unrealized Loss
	2013		2012
	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses

U.S. GSE debt securities	$11,094,830	$194,188	$8,715,492	$13,936
U.S. Government securities	1,034,336	1,455	1,052,639	1,072
	$12,129,166	$195,643	$9,768,131	$15,008